Supplementary Oil And Gas Information (Results Of Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas revenues, net of royalties and transportation	$ 3,079	$ 4,719	$ 4,109
Operating costs, production and mineral taxes and accretion of asset retirement obligations	860	853	970
Depreciation, depletion and amortization	1,393	1,617	1,419
Results of Operations, Impairment of Oil and Gas Properties	6,473
Operating income (loss)	(5,647)	2,249	1,720
Income taxes	(2,106)	649	507
Results of operations	(3,541)	1,600	1,213
Canada [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas revenues, net of royalties and transportation	1,168	2,475	2,068
Operating costs, production and mineral taxes and accretion of asset retirement obligations	199	355	419
Depreciation, depletion and amortization	305	625	601
Operating income (loss)	664	1,495	1,048
Income taxes	179	376	264
Results of operations	485	1,119	784
United States [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas revenues, net of royalties and transportation	1,911	2,244	2,041
Operating costs, production and mineral taxes and accretion of asset retirement obligations	661	498	551
Depreciation, depletion and amortization	1,088	992	818
Results of Operations, Impairment of Oil and Gas Properties	6,473
Operating income (loss)	(6,311)	754	672
Income taxes	(2,285)	273	243
Results of operations	$ (4,026)	$ 481	$ 429